Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 76,935,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,625.00
Total Offset Amount	0.00
Net Fee	$ 10,625.00